Other Financial Data (Schedule Of Changes In Accrued Product Warranty Liability) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Other Financial Data [Abstract]
Balance as of October 1,	$ 3,834	$ 3,877	$ 4,370
Additions charged to expense	2,357	3,275	1,813
Deductions	(2,711)	(3,318)	(2,306)
Balance as of September 30,	$ 3,480	$ 3,834	$ 3,877